INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

4.           INVESTMENTS

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	72,878	63,461	4,753
Structured note - maturity within 1 year	—	—	104,052
Total short-term investments	72,878	63,461	108,805

As of December 31, 2020, 2021 and 2022, the Company held short-term held-to-maturity debt investments, which include debt instruments issued by financial institutions with maturities of less than one year for which the Company has the positive intent and ability to hold those securities to maturity.

Interest income on the short-term debt investment and cash and cash equivalents and restricted cash of US$12,562, US$11,925 and US$6,854 were recognized for the years ended December 31, 2020, 2021 and 2022, respectively.

Structured note

On October 29, 2019, Beijing Soufang Network Technology Co., Ltd. (“Beijing Soufang”), a PRC subsidiary of the Company, through a consolidated trust, purchased a 364 days RMB denominated structured note issued by GTJA in the total consideration of RMB720,000 (equivalent to US$102,009). The transaction cost related to the issuance of the structured note is US$796. In connection with the issuance of the structured note, GTJA purchased the 364 days RMB denominated short-term bond issued by Fang Holdings Limited (the “Bond”) in the total consideration of RMB720,000 (equivalent to US$102,009) (Note 11). Pursuant to the agreement, all the repayments of the principal and interests of the Bond received by GTJA are required to settle the structured note with Beijing Soufang. The transfer of the structured note is subject to prior written consent of GTJA. The Company recognized the investment to the structured note at amortized cost.

In 2020, Fang Holdings Limited redeemed the 1-year Bond and reissued a 3-year Bond. As a result of this change in the underlying asset, the investment in the trust was reclassified as long-term investment as of December 31, 2020 and 2021.

On September 21, 2022, Fang Holdings Limited extended the trust term by an additional year, with the new maturity date set to October 21, 2023. As of December 31, 2022, the note had less than one year until maturity, so it was classified as a portion of current assets.

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Structured note (see note above)	111,064	113,663	—
Investments accounted for at Fair Values	73,089	23,127	24,117
Equity investments without Readily Determinable Fair Values	111,085	53,539	46,709
Equity method investments	29,085	29,607	27,031
Total long-term investments	324,323	219,936	97,857

4.           INVESTMENTS (continued)

Investments accounted for at Fair Values:

Investments accounted for at fair value consist of marketable equity securities, which are publicly traded stocks measured at fair value.

The following table shows the carrying amount and fair value of marketable securities:

	For the Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Fair value at the beginning of the year	148,580	73,089	23,127
Purchase of securities	30,665	—	—
Disposal of securities	(89,331)	(30,683)	—
Change in fair value of securities	(18,636)	(19,142)	828
Foreign currency translation adjustments	1,811	(137)	162
Fair value at the end of the year	73,089	23,127	24,117

For the years ended December 31, 2020, 2021, and 2022, the Company recorded a net loss of US$1,340 in 2020, a net gain of US$16,658 in 2021, and nil in 2022 from the disposal of marketable securities, which is reflected in the Company’s consolidated statements of comprehensive income (loss).

Equity investments without Readily Determinable Fair Values

Equity investments without readily determinable fair value in unlisted companies is accounted for under measurement alternative. The total carrying value of investment accounted for under measurement alternative held as of December 31, 2020, 2021 and 2022 were as follows:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Initial cost basis	112,788	55,677	48,210
Accumulated impairment	(1,703)	(2,138)	(1,501)
Total carrying value	111,085	53,539	46,709

In 2021, the Company disposed a private company Topspur real estate consulting Co., Ltd. amounted to US$58,384, which resulted in the decrease of balance in 2021.

For the years ended December 31, 2020, 2021 and 2022, US$17, US$390, and US$270 impairment was recorded for investments in unlisted companies accounted for under measurement alternative in the Company’s consolidated statements of comprehensive income (loss).

For the years ended December 31, 2020, 2021, and 2022, the Company recorded a net gain of US$17,233 in 2021 from disposal of investment without readily determinable fair values, with nil for both 2020 and 2022, as reflected in the Company’s consolidated statements of comprehensive income (loss).

4.           INVESTMENTS (continued)

Equity Method Investments

The Company applies the equity method of accounting to account for its equity investments in common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2020, 2021, and 2022, the carrying amounts of these equity investments were US$29,085, US$29,607, and US$27,031, respectively. The Company recognized investment income (loss) of US$26, US$(156), and US$(236) for the years ended December 31, 2020, 2021, and 2022, respectively.